Additional Financial Information of Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ 4,459,076		¥ 3,123,437	¥ 2,227,093
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Share-based compensation	281,559	$ 40,264	496,639	441,827
Net (gains) loss from disposal and deemed disposal of investment	(14,814)		(2,861)	(2,067)
Changes in operating assets and liabilities:
Prepayments and other current assets	1,247,954	178,452	(252,755)	163,248
Amounts due to related parties	0	0	0	(6,066)
Other non-current assets	(218,047)	(31,180)	90,601	(183,829)
Net cash provided by operating activities	4,626,880	661,635	2,970,125	2,269,646
Cash flows from investing activities:
Purchases of long-term investments	(11,450,870)	(1,637,454)	(12,217,802)	(9,261,359)
Acquisition of subsidiaries	(150,468)	(21,517)	0	0
Payment of loan to related parties	0	0	35,523	0
Net cash provided by (used in) investing activities	(2,717,363)	(388,578)	(2,419,636)	553,739
Cash flows from financing activities:
Cash settlement of unvested options	(13,390)	(1,915)	0	0
Taxes paid for employees through repurchase of ordinary shares	(83,121)	(11,886)	(85,842)	(26,741)
Cash prepaid for repurchase of ordinary shares	(35,166)	(5,029)	0	(179,784)
Net cash used in financing activities	(1,655,948)	(236,797)	(1,519,745)	(1,167,002)
Effect of exchange rate changes on cash and cash equivalents	(38,022)	(5,438)	23,728	18,954
Net (decrease) increase in cash and cash equivalents	215,547	30,822	(945,528)	1,675,337
Cash and cash equivalents, beginning of the year	5,810,347		6,770,895
Cash and cash equivalents	6,066,137	867,446	5,810,347	6,770,895
Parent Company [Member]
Cash flows from operating activities:
Net Income (Loss)	4,408,169	630,361	3,069,849	2,212,888
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in income of subsidiaries, VIEs and VIEs' subsidiaries	(4,199,200)	(600,478)	(2,848,617)	(1,879,288)
Share-based compensation	252,291	36,077	471,960	419,551
Net (gains) loss from disposal and deemed disposal of investment	(4,666)	(667)	2,239	(1,110)
Unrealized loss (gain) from fair value changes of investments	(4,818)	(689)	(3,233)	(12,852)
Foreign exchange (gain) loss and others	(4,933)	(705)	(10,484)	(1,152)
Changes in operating assets and liabilities:
Prepayments and other current assets	310,732	44,434	(274,211)	92,424
Accounts payable			0	(2)
Amounts due to related parties			0	(6,066)
Income tax payable and other tax payable	(148,033)	(21,168)	117,381	15,581
Accrued expenses and other current liabilities	(12,278)	(1,756)	(82,565)	69,385
Other non-current assets	(39,086)	(5,589)	106,161	(121,280)
Net cash provided by operating activities	558,178	79,820	548,480	788,079
Cash flows from investing activities:
Purchases of short-term investments	(3,448,838)	(493,177)	(753,753)	(9,431,226)
Maturity of short-term investments	10,289,950	1,471,443	9,463,500	16,951,360
Purchases of long-term investments	(4,918,077)	(703,276)	(4,405,845)	(5,306,075)
Purchases of convertible note issued by related parties	(117,079)	(16,742)	(142,060)
Investment in subsidiaries	(35,722)	(5,108)
Acquisition of subsidiaries	(736,050)	(105,254)
Payment of loan to related parties	0	0	(35,523)
Repayment of loan from related parties	0	0	35,515
Loans to subsidiaries and VIEs	(8,876,631)	(1,269,341)	(3,600,757)	(4,198,690)
Repayment of loans from subsidiaries and VIEs	7,507,974	1,073,626	2,174,708	2,364,780
Net cash provided by (used in) investing activities	(334,473)	(47,829)	2,735,785	380,149
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(288,649)	(41,276)	(489,433)	(1,168,301)
Cash settlement of unvested options	(13,390)	(1,915)
Taxes paid for employees through repurchase of ordinary shares	(83,121)	(11,886)	(85,842)	(26,741)
Cash prepaid for repurchase of ordinary shares	(35,166)	(5,029)	0	(179,784)
Proceeds from issuing preferred shares, net of issuance cost	2		1	1
Payments of cash dividend	(1,425,136)	(203,792)	(1,064,155)
Net cash used in financing activities	(1,845,460)	(263,898)	(1,639,429)	(1,374,825)
Effect of exchange rate changes on cash and cash equivalents	(58,102)	(8,309)	(9,047)	(6,558)
Net (decrease) increase in cash and cash equivalents	(1,679,857)	(240,216)	1,635,789	(213,155)
Cash and cash equivalents, beginning of the year	1,695,746	242,488	59,957	273,112
Cash and cash equivalents	¥ 15,889	$ 2,272	¥ 1,695,746	¥ 59,957